TYPE                13F-HR
PERIOD              12/31/08
FILER
     CIK            0000829882
     CCC            cnh3mid$
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year or Quarter ended: December 31,2008

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         February 12, 2009
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              NONE

Form 13F Information Table Entry Total:          3

Form 13F Information Table Value Total:     $  9,837
                                            (thousands)

                                                 FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERS   SOLE     SHARED   NONE
-------------------------------------------------------------------------------------------------------------------------------
American Commercial LineCOM         025195207         1,702     347,412 SH      SOLE              347,412
Landry's Restaurants, InCOM         51508l103         1,428     123,100 SH      SOLE              123,100
Sealy                   COM         812139301         6,707   2,672,247 SH      SOLE            2,672,247

 /TEXT
 /DOCUMENT
 /SUBMISSION